Supplement dated February 28, 2018, to the following statements of additional information, each as previously amended or supplemented:
American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Crescent Short Duration High Income Fund
American Beacon GLG Total Return Fund
American Beacon Global Evolution Frontier Markets Income Fund
American Beacon Grosvenor Long/Short Fund
American Beacon Numeric Integrated Alpha Fund
American Beacon SGA Global Growth Fund
Statements of Additional Information dated May 30, 2017

American Beacon Grosvenor Long/Short Fund
Statement of Additional Information for Ultra Class shares dated November 14, 2017

American Beacon Alpha Quant Core Fund
American Beacon Alpha Quant Dividend Fund
American Beacon Alpha Quant Quality Fund
American Beacon Alpha Quant Value Fund
Statement of Additional Information dated October 27, 2017

American Beacon TwentyFour Strategic Income Fund
Statement of Additional Information dated October 27, 2017

American Beacon Shapiro Equity Opportunities Fund
American Beacon Shapiro SMID Cap Equity Fund
Statement of Additional Information dated September 12, 2017

American Beacon ARK Transformational Innovation Fund
Statement of Additional Information dated December 29, 2017

American Beacon AHL Managed Futures Strategy Fund
American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Bridgeway Large Cap Growth Fund
American Beacon Ionic Strategic Arbitrage Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
Statements of Additional Information dated April 28, 2017

Effective March 1, 2018, Resolute Investment Distributors, Inc. will become the principal underwriter of the American Beacon Funds, replacing Foreside Fund Services, LLC.  Accordingly, the changes set forth below are effective March 1, 2018:

In the "Management, Administrative and Distribution Services – The Distributor" section, the following is added at the end of the section:
Resolute Investment Distributors, Inc. ("RID" or "Distributor"),  located at 220 East Las Colinas, Blvd., Suite 1200, Irving, Texas 75039, is the distributor and principal underwriter of the Funds' shares. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  The Distributor is an affiliate of the Manager. Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Funds' shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and Class C shares, the Distributor receives commission revenue consisting of the portion of Class A and C Class sales charge remaining after the allowances by the Distributor to the broker dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.
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